X Announcement Copy (Post #1 - October 14th 8am ET):

Another step forward for DeFi. We’re teaming up with @SuiNetwork to bring the first SEC-registered stablecoin, YLDS, natively to Sui.

As part of this, @DeepBookonSui's new margin system will integrate YLDS to transform idle USDC into yield-bearing assets and unlock greater capital efficiency.

<Logo Lockup>

2/

What is Sui? What is YLDS?

Sui is a leading layer-one blockchain with an all-time high of $229 billion in stablecoin transfer volume reached in August 2025.

YLDS is an SEC-registered stablecoin backed by short-term treasury securities and repurchase agreements involving treasury securities. It yields SOFR –35 bps, with daily accrual and monthly payments. YLDS offers: Instant peer-to-peer transfers, 24/7 liquidity, a yield-generating upgrade to how digital dollars move and grow.

3/

Read the full announcement: <link to press release or blog>

4/

For more information on YLDS or Figure Certificate Company, the issuer of YLDS, please visit ylds.com

Quote Copy (Post #2 - October 15th 8am ET):

YLDS, the first SEC-registered, yield-bearing stablecoin, is coming to the @SuiNetwork blockchain.

Figure Co-Founder and Executive Chairman Mike Cagney and Mysten Labs Co-Founder & CEO @EvanWeb3, the leading contributor to SUI, share how this partnership will bring regulated DeFi mainstream ⤵️

<Video w/ quotes>

MT Tweet:

Today, Figure is partnering with @SuiNetwork to bring YLDS, the first SEC-registered, yield-bearing stablecoin to one of the fastest-growing L1s.

Regulated DeFi is going mainstream.

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MT Linkedin:

Today Figure is partnering with Sui Foundation to bring YLDS, the first SEC-registered, yield-bearing stablecoin to one of the fastest growing L1s. Regulated DeFi is going mainstream and we will continue to build out functionality for our stablecoin YLDS, the "oil" of our capital market.

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Michael B. Tannenbaum • 1st
Chief Executive Officer at Figure
8m •

Today Figure is partnering with Sui Foundation to bring YLDS, the first SEC-registered, yield-bearing stablecoin to one of the fastest growing L1s. Regulated DeFi is going mainstream and we will continue to build out functionality for ...more


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Figure @Figure · 5h ···

Another step forward for DeFi. We're teaming up with @SuiNetwork to bring the first SEC-registered stablecoin, YLDS, natively to Sui.

As part of this, @DeepBookonSui's new margin system will integrate YLDS to transform idle USDC into yield-bearing assets.



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coming to Sui
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Figure
22,849 followers
3h •

Figure is bringing YLDS, the first SEC-registered, yield-bearing stablecoin, to the Sui Blockchain.

One of the fastest growing blockchain networks, Sui Foundation hit a record $229 billion in stablecoin transfers earlier this year. With YLDS, Sui's scale meets regulated, real-world yield.

"Bringing YLDS to Sui marks a major upgrade for regulated DeFi — combining compliant assets with the speed and composability only Sui can deliver," said Evan Cheng, CEO of Mysten Labs, Sui's leading contributor.

But this is just the first step in a big journey, according to Figure co-founder and executive chairman Mike Cagney: "Issuing YLDS on Sui is just the beginning — we're expanding compliant, yield-bearing assets across multiple blockchains."


Issuing YLDS on Sui represents the beginning of a broader initiative to deploy SEC-compliant
yield-bearing security tokens across multiple blockchain networks"
—Mike Cagney
Co-founder and Executive Chairman of Figure
0:18
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Erik Hansen and 43 others
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FIGURE
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Sui

"We're proud to take this first step with Sui and remove traditional intermediaries

in order to level the playing field and democratize access to institutional-grade financial products"



—Mike Cagney

Co-founder and Executive Chairman of Figure

Issuing YLDS on Sui represents the beginning of a broader initiative to deploy SEC-compliant

yield-bearing security tokens across multiple blockchain networks”



—Mike Cagney

Co-founder and Executive Chairman of Figure

“Bringing YLDS to Sui marks a significant upgrade for regulated DeFi

where institutions can access compliant and dynamic assets with the speed and security that only Sui can provide”



—Evan Cheng
Co-Founder, Chief Executive Officer,
Mysten Labs

“By combining trusted fiat on- and off-ramps, yield-bearing security tokens, and seamless composability,

it cements Sui as the premier platform for real-world asset adoption and institutional-grade financial infrastructure”



—Evan Cheng
Co-Founder, Chief Executive Officer,
Mysten Labs


FIGURE
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Sui